Financial Risk Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Risk Management
25.	Financial Risk Management
The Group has exposure to the following risks from its use of financial instruments:

–	Credit risk

–	Liquidity risk

–	Market risk
This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital. Further quantitative disclosures are included throughout the Group’s consolidated financial statements.

(1)	Risk Management Framework
The Group limits its fund management to highly liquid and low risk investments, such as time deposits and other debt instruments. The Group raises funds mainly through the issuance of corporate bonds, and borrowings from financial institutions, including banks, with high credit ratings. The Group may enter into foreign exchange forward contracts to hedge foreign exchange risk.
For the year ended December 31, 2019, the Group commenced derivative instruments investment for investment purpose.

(2)	Credit Risk
Credit risk is the risk of financial losses to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers and investments.

(a)	Maximum amounts of possible financial loss to the Group due to credit risk as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
	Book value	Book value
Demand deposits (1)	256,965	217,333
Time deposits (1)	11,507	3,577
Loan receivables (2)(6)	593	1,378
Guarantee deposits (1)(3)	976	7,986
Trade and other receivables (2) (4)	37,644	42,680
Japanese government bonds (1)(3)	280	280
Corporate bonds and other debt instruments (1)	18,005	18,043
Office security deposits (1)(5)	9,162	9,624

Total	335,132	300,901

(1)	None of the assets was past due or impaired as of December 31, 2018 and 2019.
(2)
For receivables, the Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group regularly performs credit assessments on customers and counterparties considering their financial position and historical data in order to manage the credit risk.

The Group recorded provisions for estimated credit risk in respect of the loan receivables and trade and other receivables as of December 31, 2018 and 2019. The methodology used for estimating the expected credit loss differs depending on whether there have been significant increase in credit risk since initial recognition per financial assets or per assets group. The Group measures the expected credit losses for the financial assets measured at amortized cost without any significant increase in credit risk at the amount equal to twelve-month expected credit losses. For the financial assets measured at amortized cost with a significant increase in credit risk, the Group measures the expected credit losses at the amount equal to the lifetime expected credit losses. The Group uses the probability that a default occurs calculated based on the historical default data of the corporate bond ratings in Japan to measure the twelve-month expected credit losses and the lifetime expected credit losses.
For the account receivables, the Group applied the simplified approach permitted by IFRS 9 that estimates the lifetime expected credit losses since the initial recognition. The expected credit loss of trade receivables are measured using the probability that a default may occur calculated based on the Group’s historical experiences on cash collection from trade receivables taking into account forward-looking information such as future economic conditions. When there has been a significant increase in credit risk, the Group measures the expected credit risk considering all reasonable and supportable information including that which is forward looking.
(3)	Refer to Note 15 Financial Assets and Financial Liabilities for details of the financial instruments being deposited under the Japanese Payment Services Act.
(4)
The Group identifies concentrations of credit risk when a limited number of the Group’s counterparties that have similar characteristics or business activities, and thus are affected similarly by changes in economic or other conditions, account for a large portion of the entire trade and other receivables. The Group had significant concentrations of credit risk with two payment processing service providers, representing 23.6% and 23.5% of trade and other receivables as of December 31, 2018 and 2019, respectively.

(5)	The amount mainly consists of the office security deposits paid for the Group’s office lease agreements.
(6)	The Group conducted loan commitment for an associate as of December 31, 2018 and 2019.

The undrawn loan commitment as of December 31, 2018 and 2019 is as follows:

		(In millions of yen)

	December 31, 2018	December 31, 2019
Total amount of loan commitment	1,000	1,000
Outstanding balance of loan commitment	—	—

Undrawn loan commitment	1,000	1,000

(b)	Trade and other receivables
As of December 31, 2018 and 2019, the Group considers the probability of default upon initial recognition of asset when assessing whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk the Group compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Especially, the following indicators are incorporated:

–	external credit rating (as far as available)

–	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the borrower’s ability to meet its obligations

–	actual or expected significant changes in the operating results of the customer or the counterparty

–	significant increase in credit risk of the customer or the counterparty
Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is past due in making a contractual payment. The Group defines a default on a financial asset when the customer or the counterparty fails to make contractual payments within six months from the due date. Financial assets are written off when there is no reasonable expectation of recovery.

Loss allowance for trade and other receivables as of December 31, 2018 and 2019 are calculated as follows:

	(In millions of yen)

	December 31, 2018
	Current	Within six months past due	Over six months past due	Over twelve months past due	Total
Expected credit loss rate (1)	0.0%	1.7%	30.4%	97.5%	1.2%
Trade and other receivables	35,182	2,386	176	367	38,111
Loss allowance	16	39	54	358	467

	(In millions of yen)

	December 31, 2019
	Current	Within six months past due	Over six months past due	Over twelve months past due	Total
Expected credit loss rate (1)	0.1%	1.7%	27.8%	85.6%	1.5%
Trade and other receivables	39,402	3,096	228	620	43,346
Loss allowance	20	52	63	531	666

(1)	The expected credit loss rate is calculated based on the historical loss rate for trade receivables and other receivables of one year.
Below is the movement in the loss allowance attributable to trade and other receivables. The balances for the trade and other receivables over six months past due are aggregated as the balance of these assets are not significant.

(In millions of yen)

Provisions
Loss allowance balance at January 1, 2018	492
Provision for the year	304
Reversal	(60)
Utilized	(171)
Deconsolidation	(102)
Translation	4

Loss allowance balance at January 1, 2019	467

Provision for the year	312
Reversal	(18)
Utilized	(95)
Translation	0

Loss allowance balance at December 31, 2019	666

Refer to Note 7 Trade and Other Receivables for more details on non-current
trade and other receivables as of December 31, 2018 and 2019.

(c)	Financial assets measured at amortized cost and debt instruments measured at FVOCI
Most of the loss allowance relating to the financial assets at amortized cost and the debt instruments that are measured at FVOCI recognized during the years ended December 31, 2018 and 2019 are limited to the twelve-month expected credit loss. The management determines whether the debt instruments that are measured at FVOCI have low credit risk when at least one major rating organization rates them as “investment grade”. For any other investments, the management deems the investments to have low credit risk if the investments have low risk of default, and the issuers has a strong capacity to meet its contractual cash flow obligations in the near future.
As of December 31, 2018, financial assets measured at amortized cost consist of financial assets with low credit risk, such as time deposits and Japanese government bonds. The Group has not recognized the loss allowance for such financial assets.
As of December 31, 2019, financial assets measured at amortized cost mainly consist of financial assets with low credit risk, such as guarantee deposits, and loan receivable, and the Group recognized the loss allowance for the loan receivables of 72 million yen.

Loss allowance for loan receivables are calculated as follows:

	(In millions of yen)

	December 31, 2019
	Current	Within six months past due	Total
Expected credit loss rate	4.2%	19.2%	5.0%
Loan receivables	1,379	71	1,450
Loss allowance	58	14	72
The Group recognized the loss allowance for debt instruments measured at FVOCI in the amount of 27 million yen and 28 million yen as of December 31, 2018 and 2019, respectively. A disclosure of the movement of loss allowance for the financial assets measured at amortized cost and debt instruments measured at FVOCI is omitted, as the amount of the expected loss for these financial assets is not significant.

(3)	Liquidity Risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as much as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The Group monitors its cash flow through long-term and short-term management strategies and ensures it has sufficient cash on hand to meet expected operational expenses.

(a)	Financial liabilities
The book values of financial liabilities based on the remaining maturities as of December 31, 2018 and 2019 are as follows: The amounts below include estimated interest from financial liabilities scheduled to be paid.

	(In millions of yen)

	December 31, 2018
	Book value	Contractual cash outflows	Less than one year	One to five years	After five years
Trade and other payables	35,210	35,210	34,985	225	—
Short-term borrowings (1)	23,000	23,019	23,019	—	—
Deposits received	13,653	13,653	13,653	—	—
Corporate bonds	142,132	146,320	—	73,160	73,160
Office security deposits received under sublease agreement	16	16	—	16	—
Put option liabilities	296	296	16	280	—

Total	214,307	218,514	71,673	73,681	73,160

	(In millions of yen)

	December 31, 2019
	Book value	Contractual cash outflows	Less than one year	One to five years	After five years
Trade and other payables	43,829	43,829	43,710	119	—
Short-term borrowings (1)	23,207	23,246	23,246	—	—
Deposits received	20,237	20,237	20,237	—	—
Corporate bonds	142,851	146,320	—	73,160	73,160
Lease liabilities	56,637	66,102	11,593	23,418	31,091
Office security deposits received under sublease agreement	16	16	—	16	—
Put option liabilities	224	224	—	224	—

Total	287,001	299,974	98,786	96,937	104,251

(1)	The Group had lines of credit with four banks for the years ended December 31, 2018 and 2019. The lines of credit available and the lines of credit used are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Lines of credit available	23,680	43,680
Lines of credit used	23,000	23,100

Remainig lines of credit available	680	20,580

(b)	Financial assets
Private equity investment fund
As a limited partner of the private equity investment funds, the Group may be required at any time to contribute to the partnership its pro rata share of the aggregate amount to be contributed by all limited partners for such portfolio investment, up to the amount of its unfunded capital commitment (1,215 million yen and 30 million US dollars, equivalent of 3,349 million yen, as of December 31, 2018, and 710 million yen and 27 million US dollars, equivalent of 2,928 million yen, as of December 31, 2019) as of the day of the capital contribution call.

(4)	Market Risk
Market risk is the risk that changes in market prices which will affect the future cash flow or the value of the Group’s holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(a)	Exchange rate risk
The Group has exposure to currency risk on sales and purchase transactions denominated in currencies other than the functional currencies. The main currencies used for transactions of the Group are the Japanese yen (“JPY”), the Korean won (“KRW”), the Euro (“EUR”), the U.S. dollar (“USD”), the Thai baht (“THB”), the Singapore dollar (“SGD”) and the New Taiwan dollar (“TWD”).

The book values of major assets and liabilities denominated in currencies other than the functional currency as of December 31, 2018 and 2019 are as follows:

	(In millions)

	December 31, 2018
	Currency	Amount	Exchange rate	Yen equivalent
Assets:
Cash and cash equivalents	KRW	15,539	0.10	1,534
	USD	109	110.36	11,985
	JPY	337	1.00	337
Trade receivables	KRW	2,362	0.10	233
	USD	12	110.36	1,378
	THB	72	3.39	245
Financial instruments at amortized cost
Time deposit	KRW	7,100	0.10	701
Short-term loans	USD	11	110.36	1,260
Guarantee deposits	KRW	8,628	0.10	852
Office security deposits	KRW	7,250	0.10	716
Financial assets at fair value through profit or loss	USD	23	110.36	2,491
	TWD	88	3.61	319

	(In millions)

	December 31, 2019
	Currency	Amount	Exchange rate	Yen equivalent
Assets:
Cash and cash equivalents	KRW	24,893	0.09	2,341
	USD	93	108.87	10,155
	JPY	337	1.00	337
	EUR	3	122.00	380
Trade receivables and other receivables	KRW	21,102	0.09	1,984
	USD	16	108.87	1,693
	THB	62	3.64	227
Financial instruments at amortized cost
Time deposits	USD	5	108.87	545
Guarantee deposits	KRW	33,242	0.09	3,126
Office security deposits	KRW	5,541	0.09	521
Financial assets at fair value through profit or loss	USD	36	108.87	3,928
	TWD	95	3.62	343
	KRW	25,439	0.09	2,392
	THB	162	3.64	590
	SGD	3	80.73	233

	(In millions)

	December 31, 2018
	Currency	Amount	Exchange rate	Yen equivalent
Liabilities:
Trade and other payables	KRW	(44,026)	0.10	(4,345)
	USD	(11)	110.36	(1,229)
	TWD	(125)	3.61	(451)
	JPY	(256)	1.00	(256)
Put option liabilities	KRW	(2,296)	0.10	(227)

	(In millions)

	December 31, 2019
	Currency	Amount	Exchange rate	Yen equivalent
Liabilities:
Trade and other payables	KRW	(35,934)	0.09	(3,379)
	USD	(6)	108.87	(704)
	JPY	(202)	1.00	(202)
Put option liabilities	KRW	(2,410)	0.09	(227)
Lease liabilities	KRW	(23,219)	0.09	(2,183)

The effects on profit or loss before tax from continuing operations and shareholders’ equity as a result of exchange rate fluctuations as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018
	Shareholders’ equity		Profit or (loss) before tax
Currency	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%
KRW	(14)	13	(27)	26
USD	584	(556)	794	(756)
THB	8	(8)	12	(12)
TWD	(6)	5	(7)	6
JPY	3	(3)	4	(4)

	(In millions of yen)

	December 31, 2019
	Shareholders’ equity		Profit or (loss) before tax
Currency	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%
KRW	170	(162)	239	(228)
USD	630	(600)	831	(791)
THB	28	(27)	41	(39)
TWD	12	(11)	17	(16)
JPY	6	(6)	7	(6)
EUR	15	(14)	19	(18)
SGD	8	(8)	12	(11)
The tables above demonstrate the sensitivity to a change in KRW, USD, THB, TWD, JPY, EUR and SGD assuming all other variables are constant.

(b)	Interest rate risk
Interest bearing financial assets and liabilities as of December 31, 2018 and 2019 are as follows:

			(In millions of yen)

	December 31, 2018		December 31, 2019
	Fixed rate	Variable rate	Fixed rate	Variable rate
Financial assets
Guarantee deposits	—	—	—	1,672
Japanese government bonds	280	—	280	—
Time deposits	11,507	—	3,577	—
Loan receivables	110	—	1,396	—
Corporate bonds and other debt instruments	18,005	—	18,043	—

Total financial assets	29,902	—	23,296	1,672

Financial liabilities
Short-term borrowings	—	23,000	94	23,100

Total financial liabilities	—	23,000	94	23,100

The Group has exposure to interest rate risk as it possesses financial assets and liabilities set out in the above. The analysis below was performed using balances of the outstanding financial liabilities set out in the above as of December 31, 2018 and 2019, as well as using balance of debt instrument as of December 31,
2018 a
nd
2019, assuming such liabilities and assets were outstanding for the full fiscal year immediately before the respective dates, while holding all other variables constant. Potential effects on shareholders’ equity and profit or loss for one year from the reporting date as a result of a change in the interest rate are as follows.

	(In millions of yen)
	December 31, 2018
	Shareholders’ equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Interest expenses	(79)	16	(115)	23

	(In millions of yen)
	December 31, 2018
	Shareholders’ equity		Other comprehensive income/(loss)
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Debt instruments	(145)	86	(212)	125

	(In millions of yen)
	December 31, 2019
	Shareholders’ equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Interest expenses	(79)	17	(116)	25

	(In millions of yen)
	December 31, 2019
	Shareholders’ equity		Other comprehensive income/(loss)
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Debt instruments	(121)	69	(177)	100

(5)	Capital management
The Group maintains a strong capital base to ensure the Group will be able to continue as a going concern. In addition, through management of the debt and equity balances, the Group aims to maintain investor, creditor and market confidence, and to sustain future development of the business. For the year ended December 31, 2018, the Group issued corporate bonds to meet the cash demand for the investment for further growth of business to improve the Group’s corporate value in medium term. In order to achieve sustainable growth, the Group understands that financing capacities sufficient to make business investments when there are opportunities, such as the acquisition of external resources for business growth, are required. The equity and major liabilities are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Short-term borrowings	23,000	23,207
Corporate bonds	142,132	142,851
Lease liabilities	—	56,637

Total	165,132	222,695

Total shareholders’ equity	208,514	174,663
The Group is not subject to any externally imposed capital requirements.